Annual Fund Operating Expenses - Transamerica QS Investors Active Asset Allocation - Conservative VP	May 01, 2021
Initial
Operating Expenses:
Management fees	0.56%
Distribution and service (12b-1) fees	none
Other expenses	0.03%
Acquired fund fees and expenses	0.09%	[1]
Total annual fund operating expenses	0.68%
Service
Operating Expenses:
Management fees	0.56%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.03%
Acquired fund fees and expenses	0.09%	[1]
Total annual fund operating expenses	0.93%

[1]	Acquired fund fees and expenses reflect the portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the portfolio’s prospectus.